Property and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Less accumulated depreciation	$ (204,000)	$ (204,000)	$ (189,000)
Property and equipment	2,000	2,000	17,000
Office Furniture, Equipment and Software [Member]
Property and equipment	$ 206,000	$ 206,000	$ 206,000